Filed electronically with the Securities and Exchange Commission on
                                 August 16, 2002

                                                               File No. 33-32430
                                                               File No. 811-5969

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 8
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 11


                         Scudder New Europe Fund, Inc.
                         -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 345 Park Avenue
                                 ---------------
                               New York, NY 10154
                               ------------------

              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------

                                  John Millette
                                   Secretary
                  Deutsche Investment Management Americas Inc.
                            222 South Riverside Plaza
                          Chicago, Illinois 60606-5808
                          ----------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a) (1)
/ /      75 days after filing pursuant to paragraph (a) (2)
/X/      On August 19, 2002 pursuant to paragraph (b)
/ /      On ________________ pursuant to paragraph (a) (1) of Rule 485
/ /      On ________________ pursuant to paragraph (a) (2) of Rule 485

         If Appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                       SCUDDER
                                                                     INVESTMENTS


                             Regional/International Funds

                             Institutional Class


          Prospectus

--------------------------------------------------------------------------------
                                 August 19, 2002
--------------------------------------------------------------------------------
                         |
                         |    Scudder New Europe Fund











      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                        How to Invest in the Fund

     4  The Fund's Main Investment            15  Buying and Selling
        Strategy                                  Institutional Class Shares

     5  The Main Risks of Investing           20  Policies You Should Know
        in the Fund                               About

     6  The Fund's Performance                26  Understanding Distributions
        History                                   and Taxes

     8  How Much Investors Pay

     9  Other Policies and Risks

    11  Who Manages and Oversees
        the Fund

    13  Financial Highlights

How the Fund Works

  On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                         |  Institutional Class
                                            fund number  |  529

  Scudder New Europe Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in European common stocks and other equities (equities that are traded mainly on European markets, issued by companies organized and based in Europe, or do more than half of their business there). The fund generally focuses on common stocks of companies in the more established markets of Western and Southern Europe such as Finland, Germany, France, Italy, Spain and Portugal.


In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with new or dominant products or technologies, among other factors.

Growth orientation. The managers look for stocks that seem to offer the potential for sustainable above-average growth of revenues or earnings relative to each stock's own market and whose market prices are reasonable in light of their potential growth.

Top-down analysis. The managers consider the outlook for economic, political, industrial and demographic trends and how they may affect various countries, sectors and industries.

The managers may favor securities from different countries and industries at different times, while still maintaining variety in terms of the countries and industries represented.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of net assets in European debt securities of any credit quality, including junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The fund will normally sell a stock when it has reached a target price, the managers believe other investments offer better opportunities or when adjusting its exposure to a given country or industry.

The Main Risks of Investing in the Fund

There are several factors that could hurt fund performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how European stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When European stock prices fall, you should expect the value of your investment to fall as well.

The fact that the fund focuses on a single geographical region could affect fund performance. For example, European companies could be hurt by such factors as regional economic downturns or difficulties with the European Economic and Monetary Union (EMU). Eastern European companies can be very sensitive to political and economic developments. The fact that the fund is not diversified and may invest in relatively few companies increases its risk, because any factors affecting a given company could affect performance.

European stocks may at times be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        derivatives could produce disproportionate losses

o        growth stocks may be out of favor for certain periods

o bond investments could be hurt by rising interest rates or declines in credit quality

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in long-term growth through exposure to Europe's established markets.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for the Institutional Class is August 19, 2002. In the bar chart and the table, the performance figures for the period before that date are based on the historical performance of the fund's Class A shares (formerly Class
M), except that the effect of the Class A shares' maximum sales load is not shown because the Institutional Class does not impose a sales load. The performance of Class M shares reflects performance from when the fund was a closed-end fund (through September 3, 1999). Because the fund had no daily sales and redemptions, its performance as a closed-end fund may have been higher than if it had operated as an open-end fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Scudder New Europe Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992      -10.37
1993       25.62
1994       -0.27
1995       18.83
1996       34.23
1997       15.80
1998       29.03
1999       50.67
2000       -7.17
2001      -26.03


2002 Total Return as of June 30: -4.16%

For the periods included in the bar chart:
Best Quarter: 37.67%, Q4 1999         Worst Quarter: -17.27%, Q1 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A (unadjusted for sales
charge)
--------------------------------------------------------------------------------
  Return before Taxes                  -26.03           10.55          11.24
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -26.03            7.22           9.42
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                               -20.82           10.21          10.65
--------------------------------------------------------------------------------
Index (reflects no deductions for      -19.90            6.24           9.64
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Morgan Stanley Capital International Europe Equity Index, an unmanaged index that is generally representative of the equity securities of the European markets.

Institutional Class shares do not have a full calendar year of performance and past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio. Institutional Class shares annual returns differ only to the extent that the classes have different fees and expenses.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                        0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses*                                                        0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        1.10
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.35%.

Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class         $112           $350           $606        $1,340
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy as described herein.

o As a temporary defensive measure, the fund could shift up to 20% of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

Euro conversion

The fund's investment in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the fund. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the fund. For the most recent fiscal year, the actual amount paid in management fees was 0.75% of the fund's average daily net assets.

The subadvisor

DeAMIS, One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for the fund. DeAMIS provides a full range of international investment advisory services to institutional and retail clients.

The portfolio managers

The following people handle the day-to-day management of the fund.



  Alexander (Sandy) Black                    Katrina Mitchell
  Managing Director of Deutsche Asset        Director of Deutsche Asset
  Management and Co-Manager of the fund.     Management and Co-Manager of the
  o   Joined Deutsche Asset Management in    fund.
      1994.                                  o    Joined Deutsche Asset
  o   Head of European Equity portfolio           Management in 1993 as a
      selection team, portfolio manager           Graduate Trainee.
      Europe ex-U.K. & Euroland Equity,      o    Portfolio manager for European
      and head of European Equity local           Equity and European ex U.K. &
      research team: London.                      Euroland Equity and member of
  o   MA, Cambridge University                    the European Equity local
  o   Joined the fund in 2002.                    research team: London.
                                             o    Joined the fund in 2002.
  Joerg Breedveld
  Managing Director of Deutsche Asset        Nigel Ridge
  Management and Co-Manager of the fund.     Director of Deutsche Asset
  o   Joined Deutsche Asset Management in    Management and Co-Manager of the
      1991 as a portfolio manager,           fund.
      previously serving as investment       o    Joined Deutsche Asset
      advisor and financial analyst for           Management in 1994 after 6
      German equities within Deutsche Bank        years at Schroder Investment
      Research.                                   Management.
  o   Head of global portfolio selection     o    Portfolio manager for U.K.
      team for Europe ex-U.K. and Euroland        Equity, European Equity,
      Equities, member of European                European ex U.K. & Euroland
      portfolio selection team, European          Equity and U.K. Blue Chip Fund
      Mid-Cap Equity analyst and portfolio        and member of U.K. and
      manger for German and Europe                European Equity local research
      Equities: Frankfurt.                        teams: London..
  o   Joined the fund in 2002.               o    Joined the fund in 2002.


  Michael Schmidt
  CFA, Director of Deutsche Asset
  Management and Co-Manager of the fund.
  o   Joined Deutsche Asset Management in
      1994.
  o   Head of global equity research team
      for Telecom Services sector and
      portfolio manager for European
      Equity and European ex-U.K. &
      Euroland Equity: Frankfurt.
  o   Hochschule fuer Bankwirtschaft
      (private banking college), Germany.
  o   Joined the fund in 2002.

Financial Highlights

Since there were no Institutional Class shares issued as of the end of the fund's fiscal year, no data is available.

  How to Invest in the Fund

  The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a service agent -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your service agent may have its own policies or instructions, and you should follow those.

Buying and Selling Institutional Class Shares

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("service agent"). Contact them for details on how to enter and pay for your order. The fund's advisor or administrator may provide compensation to service agents for distribution, administrative and promotional services. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to Scudder Investments Service Company. Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o          An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.


o          A client of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums


Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder funds purchasing shares for the accounts of their investment advisory clients.

o        Employee benefit plans with assets of at least $50 million.

o        Clients of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds.

The fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact Scudder Investments Service Company

---------------------------------------------------------------------
By Phone:           (800) 621-1048
---------------------------------------------------------------------
First Investments   Scudder Investments Service Company
By Mail:            P.O. Box 219356
                    Kansas City, MO 64121-9356
---------------------------------------------------------------------
Additional          Scudder Investments Service Company
Investments By      P.O. Box 219154
Mail:               Kansas City, MO 64121-9154
---------------------------------------------------------------------
By Overnight Mail:  Scudder Investments Service Company
                    811 Main Street
                    Kansas City, MO 64105-2005
---------------------------------------------------------------------
By Fax (for         (800) 821-6234
exchanging and
selling shares
only):
---------------------------------------------------------------------


You can reach ScudderACCESS, the Scudder automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account


---------------------------------------------------------------------
MAIL: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling Scudder Investments Service Company.) Mail the completed application along with a check
                    payable to Scudder New Europe Fund --
                    Institutional Class -- 529 to Scudder
                    Investments Service Company. The addresses are shown under "How to contact Scudder Investments Service Company."
---------------------------------------------------------------------
WIRE:               Call Scudder Investments Service Company to set
                    up a wire account.
---------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to "Scudder New Europe Fund -- Institutional Class -- 529," to Scudder Investments Service Company. The addresses are shown above under "How to contact Scudder Investments Service Company." Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to "Scudder Funds" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to Scudder Investments Service Company with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $250,000 worth of shares in your account to keep it open. Unless exchanging into another Scudder fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:


Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call Shareholder Services at
(800) 621-1048 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. (Eastern time) the next business day following your purchase.

---------------------------------------------------------------------
Bank Name:          State Street Kansas City
---------------------------------------------------------------------
Routing No:         101003621
---------------------------------------------------------------------
Attn:               Scudder Funds
---------------------------------------------------------------------
DDA No:             751-069-1
---------------------------------------------------------------------
FBO:                (Account name)
                   (Account number)
---------------------------------------------------------------------
Credit:             Scudder New Europe Fund -- Institutional Class --
                    529
---------------------------------------------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 p.m. (Eastern time) on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or Shareholder Services at (800) 621-1048. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The fund and its service agents reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 p.m. (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your service agent or Shareholder Services at (800) 621-1048. If your shares are in an account with Scudder Investments Service Company, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional shares of another Scudder fund by calling Shareholder Services. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Scudder Investments Service Company at a later date.

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through service agents.

If you are investing through a service agent, check the materials you received from them. The service agent may have procedures that differ in certain respects from those described here, and an investor should consult with the service agent whenever a question arises. Please note that a service agent may charge fees separate from those charged by the fund.

In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Class. The fund does have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The fund also reserves the right to waive the minimum account balance requirement for employee and director accounts.

Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through service agents must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your service agent should be able to tell you when your order will be processed. It is the responsibility of your service agent to forward your order to Scudder Investments Service Company in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by Scudder Investments Service Company.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, you must use a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

We accept payment for shares only in US dollars by check, bank or Federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send wires of $1,000 or more.

Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but the proceeds could be delayed for up to seven calendar days. However, the payment of redemption proceeds and the processing of exchanges for shares recently purchased by check may be delayed for up to 10 calendar days.

We do not issue share certificates.

You may have difficulty contacting Shareholder Services by telephone during times of market volatility or disruption in telephone service. If you are unable to reach Shareholder Services by telephone, you should make your request by mail.

Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if the fund determined that your purchase would be detrimental to the interests of its shareholders.

We reserve the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. We reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the fund from disposing of its portfolio securities or pricing its shares.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or Shareholder Services for more information.

Account Statements: We or your service agent will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

How the fund calculates share price


The fund calculates the price of its shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares described below. The fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the fund's share price in the mutual fund listings of most major newspapers and on www.scudder.com.

The fund calculates a net asset value per share for each of its classes. The formula for calculating the fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets -- the market value of the securities it holds, plus its cash reserves -- and dividing the result by the number of outstanding shares of that class. The fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, a fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors. In such a case, the fund's value for a security is likely to be different from the last quoted market price.

Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. These price changes may ultimately affect the price of fund shares the next time the fund calculates its net asset value.





--------------------------------------------------------------------------------
Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the fund will calculate its net asset value at the time of closing.

Performance information

The fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Other rights we reserve

You should be aware that we may do any of the following:

o           withdraw or suspend the offering of shares at any time

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o redeem your shares or close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $250,000 for any reason other than a change in market value

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to shareholders annually in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from the fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

 Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------


You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------


Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS
                                     SEC File Number:
A Member of
Deutsche Asset Management [LOGO]     Scudder New Europe Fund          811-5969

                         SCUDDER NEW EUROPE FUND, INC.

                           PART C. OTHER INFORMATION

   Item 23        Exhibits
   -------        --------

                    (a)           (1)       Articles of Incorporation
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (2)       Articles of Amendment, dated January 4, 1990
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (3)       Articles of Amendment, dated February 2, 1990
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (4)       Amended and Restated Articles of Incorporation, dated September 1, 1999
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (5)       Articles of Amendment, dated September 3, 1999
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (6)       Articles of Amendment, dated May 23, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (7)       Articles Supplementary, dated March 13, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (8)       Articles Supplementary, dated May 15, 2002.
                                            (Filed herein).

                                  (9)       Articles of Amendment and Restatement of Scudder New Europe Fund, Inc.,
                                            dated July 12, 2002.
                                            (Filed herein.)

                    (b)           (1)       Amended and Restated By-laws
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (2)       Amendment to By-laws, dated June 27, 1990
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (3)       Amendment to By-laws, dated April 12, 1991
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (4)       Amendment to By-laws, dated May 22, 1992
                                            (Incorporated by reference to Registrant's Registration Statement on Form


                                Part C - Page 1

                                            N-1A, filed April 28, 1999)

                                  (5)       Amendment to By-laws, dated July 28, 1992
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (6)       Amendment to By-laws, dated July 19, 1993
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (7)       Amendment to By-laws, dated January 12, 1995
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (8)       Amendment to By-laws, dated October 30, 1996
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (9)       Amendment to By-laws, dated September 29, 1997
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (10)      Amendment to By-laws, dated April 27, 1999
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed April 28, 1999)

                                  (11)      Amended and Restated By-laws, dated September 3, 1999
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (12)      Amended and Restated By-Laws, dated January 24, 2001
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed March 1, 2001.)

                                  (13)      Resolution  Amending the By-Laws, dated April 2, 2001. (Filed herein.)

                                  (14)      Resolution Amending the By-Laws, dated April 9, 2002.
                                            (Filed herein.)

                                  (15)      Amended and Restated By-Laws, dated July 24, 2002.
                                            (Filed herein.)

                    (c)                     Form of Share Certificates
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                    (d)           (1)       Investment Advisory Agreement with Scudder Kemper Investments, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)



                                Part C - Page 2

                                  (2)       Investment Advisory Agreement between the Registrant and Deutsche Investment
                                            Management Americas Inc., dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement
                                            on Form N-1A, filed June 20, 2002.)

                    (e)           (1)       Underwriting and Distribution Services Agreement with Kemper Distributors,
                                            Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (2)       Underwriting and Distribution Services Agreement with Kemper Distributors,
                                            Inc., dated October 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 3 to the
                                            Registrant's Registration Statement on Form N-1A, filed February 29, 2000.)

                                  (3)       Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors Inc., dated April 5, 2002.  (Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement
                                            on Form N-1A, filed June 20, 2002.)

                    (f)                     Inapplicable

                    (g)           (1)       Custodian Agreement with Brown Brothers Harriman & Co, Fee Schedule and
                                            Amendment
                                            (Incorporated by reference to Pre-Effective Amendment No. 1 to the
                                            Registrant's Registration Statement on Form N-1A, filed April 28, 1999.)

                    (g)           (2)       Amendment to Custodian Agreement with Brown Brothers Harriman & Co., dated
                                            July 2, 2001
                                            (Incorporated by reference to Pre-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                    (h)           (1)       Transfer Agency and Service Agreement with Investors Fiduciary Trust Company
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (2)       Administrative Services Agreement with Kemper Distributors, Inc.
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (3)       Amended Fee Schedule for Administrative Services Agreement dated January 1,
                                            2000.
                                            (Incorporated by reference to Post-Effective Amendment No. 3 to the
                                            Registrant's Registration Statement on Form N-1A, filed February 29, 2000.)

                                  (4)       Fund Accounting Services Agreement with Scudder Fund Accounting Corporation
                                            (Incorporated by reference to Post-Effective Amendment No. 2 to the
                                            Registrant's Registration Statement on Form N-1A, filed January 7, 2000.)

                                  (5)       Administrative Services Agreement between the Registrant and Zurich Scudder
                                            Investments, Inc., dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)



                                Part C - Page 3

                                  (6)       Fee Schedule for Administrative Services Agreement, dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (7)       Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated July 1, 2001.
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (8)       Amendment No.1 to the Agency Agreement, between the Registrant and State
                                            Street Bank and Trust Company, dated July 24, 2002.
                                            (Filed herein.)

                                  (9)       Amended and Restated Administrative Services Agreement between the
                                            Registrant and Deutsche Investment Management Americas Inc., dated May
                                            15, 2002.
                                            (Filed herein).

                    (i)                     Legal Opinion and Consent of Counsel
                                            (Filed herein).

                    (j)                     Consent of Independent Accountants
                                            (Filed herein).

                    (k)                     Not applicable.

                    (l)                     Not applicable.

                    (m)           (1)       Rule 12b-1 Plan for Class B Shares
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed June 8, 1999)

                                  (2)       Rule 12b-1 Plan for Class C Shares
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed June 8, 1999)

                                  (3)       Rule 12b-1 Plan for Class A Shares, dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (4)       Amended and Restated Rule 12b-1 Plan for Class B Shares, dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (5)       Amended and Restated Rule 12b-1 Plan for Class C Shares, dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                    (n)           (1)       Rule 18f-3 Plan (Incorporated by reference to Registrant's Registration
                                            Statement on Form N-1A, filed April 28, 1999)

                                  (2)       Amended and Restated 18f-3 Plan, dated July 1, 2001
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the


                                Part C - Page 4

                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (3)       Amended and Restated Multi-Distribution System Plan, 18f-3 Plan, dated May
                                            15, 2002.
                                            (Filed herein).

                    (p)           (1)       Code of Ethics for Scudder Kemper Investments, Inc. and Kemper Distributors,
                                            Inc.
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed March 1, 2001)

                                  (2)       Code of Ethics for Kemper New Europe Fund
                                            (Incorporated by reference to Registrant's Registration Statement on Form
                                            N-1A, filed March 1, 2001)

                                  (3)       Revised Code of Ethics for Zurich Scudder Investments, Inc., dated January
                                            1, 2002.
                                            (Incorporated by reference to Post-Effective Amendment No. 6 to the
                                            Registrant's Registration Statement on Form N-1A, filed March 1, 2002.)

                                  (4)       Code of Ethics for Deutsche Asset Management Inc., dated July, 2002.
                                            (Filed herein.)

                                  (5)       Code of Ethics for Scudder Funds, as of April 5, 2002.
                                            (Filed herein.)


Item 24           Persons Controlled by or under Common Control with Fund
-------           -------------------------------------------------------

                  None

Item 25           Indemnification
-------           ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with
         Section 17(h) and 17(j) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.



                                Part C - Page 5

         The Registrant has purchased insurance policies insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject to certain deductibles.

         On April 2, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor, was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26           Business and Other Connections of Investment Advisor
-------           ----------------------------------------------------

                  Deutsche Investment Management Americas Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
                  Item 26.



Name                   Business and Other Connections of Board of Directors of Registrant's Advisor
----                   ----------------------------------------------------------------------------

Dean Barr*                      Deutsche Investment Management Americas Inc., Director

Deborah Flickinger**            Deutsche Investment Management Americas Inc., Director

Thomas Hughes**                 Deutsche Investment Management Americas Inc., Director
                                Scudder Investor Services, Inc., Director and Vice President

William Shiebler**              Deutsche Investment Management Americas Inc., Director

Philipp von Girsewald***        Deutsche Investment Management Americas Inc., Director


*      345 Park Avenue, New York, NY
**     280 Park Avenue, New York, NY
***    Taunusanlage 12, Frankfurt, Germany



Item 27           Principal Underwriters
-------           ----------------------

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for other funds managed by Deutsche Investment Management Americas Inc.



                                Part C - Page 6

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

Thomas F. Eggers              Chairman and Director                       None
345 Park Avenue
New York, NY 10154

Thomas V. Bruns               President and Director                      None
222 South Riverside Plaza
Chicago, IL  60606

William F. Glavin             Vice President and Director                 Director/Trustee
Two International Place
Boston, MA  02110-4103

James J. McGovern             Chief Financial Officer and Treasurer       None
345 Park Avenue
New York, NY  10054

Caroline Pearson              Secretary                                   Assistant Secretary
Two International Place
Boston, MA  02110-4103

Linda J. Wondrack             Vice President and Chief                    Vice President
Two International Place       Compliance Officer
Boston, MA  02110-4103

Susan K. Crawshaw             Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Scott B. David                Vice President                              None
Two International Place
Boston, MA  02110-4103

Robert Froelich               Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Michael L. Gallagher          Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606



                                Part C - Page 7

Scudder Distributors, Inc.
Name and Principal            Positions and Offices with                  Positions and
Business Address              Scudder Distributors, Inc.                  Offices with Registrant
----------------              --------------------------                  -----------------------

M. Patrick Donovan            Vice President                              None
Two International Place
Boston, MA  02110-4103

Michael E. Harrington         Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Dean Jackson                  Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Terrance S. McBride           Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

C. Perry Moore                Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Johnston A. Norris            Vice President                              None
222 South Riverside Plaza
Chicago, IL  60606

Todd N. Gierke                Assistant Treasurer                         None
222 South Riverside Plaza
Chicago, IL  60606

James E. Keating              Assistant Treasurer                         None
345 Park Avenue
New York, NY  10054

Philip J. Collora             Assistant Secretary                         Vice President and Assistant Secretary
222 South Riverside Plaza
Chicago, IL  60606

Diane E. Ratekin              Assistant Secretary                         None
222 South Riverside Plaza
Chicago, IL  60606


                  (c)      Not applicable

Item 28           Location of Accounts and Records
-------           --------------------------------

                  Accounts, books and other documents are maintained at the offices of the Registrant; the offices of Registrant's investment adviser, Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606; in the case of records concerning custodial and transfer agency functions, at the offices of the custodian and transfer agent, Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109; or, in the case of records


                                Part C - Page 8
                  concerning shareholder service agency functions, at the office of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29           Management Services
-------           -------------------

                  Inapplicable.

Item 30           Undertakings
-------           ------------

                  Inapplicable.




                                Part C - Page 9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of August 2002.

                                              SCUDDER NEW EUROPE FUND, INC.


                                              By  /s/John Millette
                                                  --------------------
                                                  John Millette, Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 15, 2002 on behalf of the following persons in the capacities indicated.


   SIGNATURE                                   TITLE                                   DATE
   ---------                                   -----                                   ----

   /s/John W. Ballantine
   --------------------------------------
   John W. Ballantine*                         Director                                August 15, 2002

   /s/Lewis A. Burnham
   --------------------------------------
   Lewis A. Burnham*                           Director                                August 15, 2002

   /s/Paul K. Freeman
   --------------------------------------
   Paul K. Freeman*                            Director                                August 15, 2002

   /s/Richard T. Hale
   --------------------------------------
   Richard T. Hale*                            Director, Chairman                      August 15, 2002

   /s/Donald L. Dunaway
   --------------------------------------
   Donald L. Dunaway*                          Director                                August 15, 2002

   /s/James R. Edgar
   --------------------------------------
   James R. Edgar*                             Director                                August 15, 2002

   /s/ William F. Glavin, Jr.
   --------------------------------------
   William F. Glavin, Jr. *                    Director, President                     August 15, 2002

   /s/Robert B. Hoffman
   --------------------------------------
   Robert B. Hoffman*                          Director                                August 15, 2002

   /s/Shirley D. Peterson
   --------------------------------------
   Shirley D. Peterson*                        Director                                August 15, 2002

   /s/Fred B. Renwick
   --------------------------------------
   Fred B. Renwick*                            Director                                August 15, 2002

   /s/John G. Weithers
   --------------------------------------
   John G. Weithers*                           Director                                August 15, 2002


   /s/William P. Sommers
   --------------------------------------
   William P. Sommers *                        Director                                August 15, 2002

   /s/Gary French
   --------------------------------------
   Gary French                                 Treasurer (Principle Financial          Treasurer (Principal Financial
                                               and Accounting Officer)                 and Accounting Officer)



*By:     /s/John Millette
         ------------------
         John Millette**

** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 6 filed on March 1, 2002 and as contained in and incorporated by reference to Post-Effective Amendment No. 7 filed on June 18, 2002.

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Richard T. Hale        Director/Trustee                May 30, 2002
-------------------
Richard T. Hale

                           Director/Trustee                May 30, 2002
-------------------
Paul K. Freeman

                                POWER OF ATTORNEY
                                -----------------



Scudder Aggressive Growth Fund           Scudder Target Fund
Scudder Blue Chip Fund                   Scudder Technology Fund
Scudder Dynamic Growth Fund              Scudder Total Return Fund
Scudder Equity Trust                     Scudder U.S. Government Securities Fund
Scudder Floating Rate Fund               Scudder Value Series, Inc
Scudder Focus Value Plus Growth Fund     Scudder Variable Series II
Scudder Growth Fund                      Cash Account Trust
Scudder High Yield Series                Cash Equivalent Fund
Scudder Investors Trust                  Investors Cash Trust
Scudder New Europe Fund, Inc.            Investors Municipal Cash Fund
Scudder Portfolios                       Scudder Money Funds
Scudder State Tax-Free Income Series     Scudder Yieldwise Funds
Scudder Strategic Income Fund            Tax-Exempt CA Money Market Fund



Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in their capacity as a director, trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, severally, or if more than one acts, a majority of them, their true and lawful attorney and agent to execute in their name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                        TITLE                     DATE
---------                        -----                     ----

/s/ Paul K. Freeman        Director/Trustee                June 18, 2002
-------------------
Paul K. Freeman

                                                               File No. 33-32430
                                                               File No. 811-5969


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 8
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 11

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                         SCUDDER NEW EUROPE FUND, INC.

                         SCUDDER NEW EUROPE FUND, INC.

                                  EXHIBIT INDEX
                                     (a)(8)
                                     (a)(9)
                                     (b)(13)
                                     (b)(14)
                                     (b)(15)
                                     (h)(8)
                                     (h)(9)
                                       (i)
                                       (j)
                                     (n)(3)
                                     (p)(4)
                                     (p)(5)






                                       2